Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2022	At 1 July 2021 £’000 (Restated) (1)	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Credit to Equity £’000	At 30 June 2022 £’000
Accelerated capital allowances	£595	£—	£(161)	£—	£—	£434
Tax losses	2,987	355	285	—	—	3,627
Share-based compensation	13,143	—	1,802	—	(5,101)	9,844
Intangible assets	(6,824)	(30)	1,136	(290)	—	(6,008)
Other temporary differences	55	208	(1,768)	—	—	(1,505)
Total	£9,956	£533	£1,294	£(290)	£(5,101)	£6,392

Deferred tax 2021 (Restated 1)	At 1 July 2020 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Credit to Equity £’000	At 30 June 2021 £’000 (Restated) (1)
Accelerated capital allowances	£1,365	£—	£(770)	£—	£—	£595
Tax losses	899	(86)	2,174	—	—	2,987
Share-based compensation	8,885	—	988	—	3,270	13,143
Intangible assets	(2,920)	221	915	(5,040)	—	(6,824)
Other temporary differences	660	(43)	(301)	(261)	—	55
Total	£8,889	£92	£3,006	£(5,301)	£3,270	£9,956
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2022 £’000	2021 £’000 (Restated) (1)
Deferred tax assets	17,218	20,080
Deferred tax liabilities	(10,826)	(10,124)
Net deferred tax	6,392	9,956
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).